Current Taxes and Deferred Taxes (Tables)	6 Months Ended
Jun. 30, 2021
Text block [Abstract]
Schedule of Effective Tax Rate Reconciliation

The statutory tax rates of the countries where consolidated subsidiaries are located are:

	2021	2020
	Tax rates	Tax rates
Chile	27%	27%
Colombia	34%	36%
USA	24.1%	25.3%

	For the six months periods ended June, 2021
	2021		2020
	Tax rate	Amount	Tax rate	Amount
	%	MCh$	%	MCh$
Amount calculated by using the statutory rates	27.00	57,096	27.00	(199,317)
Effect of rates Colombia subsidiary (**)	0.83	1,764	1.28	(9,441)
Equity price level restatement for tax purposes (***)	(9.68)	(20,471)	1.75	(12,883)
Exchange differences due to investments in USA	0.74	1,566	(0.13)	949
Effect of rates New York branch (**)	(0.24)	(505)	(0.00)	10
Exchange differences due to investments in Colombia (****)	3.85	8,134	(4.75)	35,075
Tax effect due to intangible assets impairment	—	—	(25.44)	187,825
Permanent and other differences (*)	0.30	(4,297)	(0.51)	3,789
Totals	22.80	43,287	(0.81)	6,007

(*) This item contains the effects due to changes in the observed US dollar exchange rate in the valuation of the investment in the New York branch for tax purposes and other effects.

(**) These items reflect differences in tax rates of other jurisdictions, based on the Bank's consolidated result

(***) During the six-month period ended June 30, 2021, the inflation indexation adjustments over the Tax Equity was equal to 2.3% (1.4% in 2020).

(****) For tax purposes, investment in Colombia is measured in US dollars. The devaluation (appreciation) of the Chilean peso against the US dollar generates income (expenses) for tax purposes without a corresponding effect on the accounting results. The value presented here represents the income tax expense (income) due to the effect of the exchange rate on investment in Colombia. As part of its exchange rate risk management policy, the Bank has managed this exposure through instruments available in the market to protect it financially against the tax effect generated by the variation in the exchange rate. The effect of these instruments (which offsets the tax effect presented here) is recognized in the Net exchange profit (loss) line of the Consolidated Statement of Income for the year